employee future benefits - Assumptions (Details) - Pension plans - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
employee future benefits
Discount rate used to determine net benefit costs	3.90%	3.40%
Discount rate used to determine defined benefit obligations	3.10%	3.90%
Discount rate used to determine current service cost in subsequent fiscal year	3.20%	4.00%
Rate of future increases in compensation used to determine net benefit costs	2.80%	2.70%
Rate of future increases in compensation used to defined benefit obligations	2.90%	2.80%
Increase in life expectancy in actuarial assumption	1 year	1 year
Decrease in actuarial assumption (as a per cent)	0.25%	0.25%
Life expectancy
employee future benefits
Effect of increase in actuarial assumption on obligation	$ 297	$ 242
Effect of increase in actuarial assumption on expense	9	11
Discount rate
employee future benefits
Effect of decrease in actuarial assumption on obligation	342	292
Effect of decrease in actuarial assumption on expense	13	16
Rate of future increases in compensation
employee future benefits
Effect of decrease in actuarial assumption on obligation	(32)	(27)
Effect of decrease in actuarial assumption on expense	$ (4)	$ (3)